Cash and Cash Equivalents - Additional Information (Detail) - CIGNA Refinance Loan Agreement [Member] $ in Millions	12 Months Ended
Jun. 30, 2022 USD ($)
Cash and Cash Equivalents [Line Items]
Cash held with financial institutions	$ 90.0
Liquidity reserve threshold limit	65.0
Decrease in liquidity reserve	$ 25.0